CONVERTIBLE PROMISSORY NOTES PAYABLE	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES PAYABLE

NOTE 3 – CONVERTIBLE PROMISSORY NOTES PAYABLE

The following tables set forth the components of the Company’s convertible debentures as of December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Convertible notes payable – fixed conversion price	$-	$244,000
Convertible notes payable – variable conversion price	-	628,720
Less: loan discounts	-	-
Total convertible notes, net	$-	$872,720

The following table sets forth a summary of change in our convertible notes payable for the years ended December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Beginning balance	$872,720	$824,614
Issuance of convertible notes payable	399,000	-
Lender adjustments for penalties or defaults	37,212	-
Debt discounts recorded related to issuance of convertible notes payable	(44,019)	-
Amortization of debt discounts associated with convertible debt	44,019	153,000
Increase in principal amounts outstanding due to lender adjustments per terms of the note agreements	-	22,314
Conversion of convertible note principal into common stock	(1,038,932)	(127,208)
Repayments of convertible notes payable	(270,000)	-
Total convertible notes, net	$-	$872,720

Convertible Notes Payable - Fixed Conversion Price

On January 7, 2014, the Company issued to a family trust a senior secured convertible promissory note in the principal amount, and received gross proceeds, of $244,000 and warrants to purchase an aggregate of 488,000 shares of the Company’s common stock at an exercise price of $62.50 per share through December 26, 2018. The Company received gross proceeds of $244,000 for the sale of such securities. The outstanding principal of the note bears interest at the rate of 12% per annum. The note is convertible at the option of the holder into common stock of the Company at a conversion rate of one share for each $50.00 of principal and interest converted. As of December 31, 2021, all warrants issued in connection with this note had expired.

The outstanding principal on the note was payable on March 31, 2015, which as of the date of these financial statements is past due and in technical default. The Company is in negotiations with the note holder to satisfy, amend the terms or otherwise resolve the obligation in default. No demand for payment has been made. As a result of the default, the interest rate on the note increased to 30% per annum. Interest was payable on September 30, 2014 and on the maturity date. In December 2020, the lender agreed to reduce the interest rate from the default rate of 30% to the stated rate of 10% retroactively. As a result, the Company recorded gain of $238,151 from the relief of interest expense to other income.

On February 3, 2021, the Company issued 20,000,000 shares of common stock upon conversion of $80,000 in convertible notes payable and accrued interest. On May 6, 2021, the Company issued 86,246,479 shares of common stock upon conversion of $334,986 in convertible notes payable and accrued interest. As of December 31, 2021, the balance of the note was $0.

On June 18, 2021, Company issued to one noteholder a $129,000 convertible promissory note for $125,000 in proceeds. The note bears interest at 8.0% per annum and matures one year from issuance on June 18, 2022. After six months from issuance, the note is convertible at the option of the holder at a price of $0.001. A debt discount of $4,000 for issuance costs was recorded and is being amortized over the life of the note.

ASC 470-20 requires proceeds from the sale of a debt instrument with stock purchase warrants be allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance. In connection with the warrant issuance, the Company allocated an aggregate fair value of $40,019 to the stock warrants and recorded a debt discount which will be amortized to interest expense over the term of the loan using the effective interest method so the debt, at its term, is recorded at its face value. The Company estimated the fair value of this the warrant warrants at date of grant using the Black-Scholes option pricing model using the following inputs: (i) stock price on the date of grant of $0.0122, (ii) the contractual term of the warrant of 4 years, (iii) a risk-free interest rate of 0.89% and (iv) an expected volatility of the price of the underlying common stock of 443.3%. During the year ended December 31, 2021, Company issued 19,034,442 shares of common stock upon conversion of $129,000 in principal and $4,241.10 in accrued interest. As of December 31, 2021, the balance of the note was $0, and all discounts were fully amortized.

Convertible Notes Payable - Variable Conversion Price

At various times to fund operations, the Company issues convertible notes payable in which the conversion features are variable. In addition, some of these convertible notes payable have on issuance discounts and other fees withheld.

During the year ended December 31, 2016, the Company issued to one noteholder, in various transactions, $242,144 in convertible promissory notes with fixed floors and received an aggregate of $232,344 in proceeds. The convertible promissory notes each bear interest at 8.0% per annum and mature one year from issuance ranging from July to December 2017. After six months from issuance, each convertible promissory note is convertible at the option of the holder at a 50% discount to the lowest traded price of the Company’s common stock over the previous 20 days. In addition, each note’s conversion rate has a floor of $0.0001. Total debt discounts related to the beneficial conversion features of $241,852 were recorded and are being amortized over the life of the notes. On April 9, 2021, the Company agreed to settle all outstanding principal and interest on these notes in exchange for common stock and common stock purchase warrants. See settlement disclosure below for more information. As of December 31, 2021, the outstanding principal balance on these notes total $0, and all discounts were fully amortized.

During the year ended December 31, 2017, the Company issued to one noteholder in various transactions $477,609 in convertible promissory notes with fixed floors and received an aggregate of $454,584 in proceeds. The convertible promissory notes each bear interest at 8.0% per annum and mature one year from issuance ranging from January to August 2018. After six months from issuance, each convertible promissory note is convertible at the option of the holder at a 50% discount to the lowest traded price of the Company’s common stock over the previous 20 days. In addition, each note’s conversion rate has a floor of $0.0001. Total debt discounts related to the beneficial conversion features of $447,272 were recorded and are being amortized over the life of the notes. During the six months ended June 30, 2021, the Company issued 182,872,798 shares of its common stock upon the conversion of $50,000 and $ 14,004, respectively, in note principal and accrued interest. On April 9, 2021, the Company agreed to settle all outstanding principal and interest on these notes in exchange for common stock and common stock purchase warrants. See settlement disclosure below for more information. As of December 31, 2021, the outstanding principal balance on these notes total $0, and all discounts were fully amortized.

During the year ended December 31, 2018, the Company issued to one noteholder in various transactions $137,306 in convertible promissory notes with fixed floors and received an aggregate of $130,556 in proceeds. The convertible promissory notes each bear interest at 8.0% per annum and mature one year from issuance ranging from August 2018 to April 2019. After six months from issuance, each convertible promissory note is convertible at the option of the holder at a 50% discount to the lowest traded price of the Company’s common stock over the previous 20 days. In addition, each note’s conversion rate has a floor of $0.0001. Total debt discounts related to the beneficial conversion features of $122,755 were recorded and are being amortized over the life of the notes. During the six months ended June 30, 2021, the Company issued 23,118,645 shares of its common stock upon the conversion of $118,996 and $27,496, respectively, in note principal and accrued interest. On April 9, 2021, the Company agreed to settle all outstanding principal and interest on these notes in exchange for common stock and common stock purchase warrants. See settlement disclosure below for more information. As of December 31, 2021, the outstanding principal balance on these notes total $0, and all discounts were fully amortized.

During the year ended December 31, 2019, the Company issued to one noteholder in various transactions $282,000 in convertible promissory notes with fixed floors and received an aggregate of $276,000 in proceeds. The convertible promissory notes each bear interest at 8.0% per annum and mature one year from issuance in July 2020. After six months from issuance, each convertible promissory note is convertible at the option of the holder at a 50% discount to the lowest traded price of the Company’s common stock over the previous 20 days. In addition, each note’s conversion rate has a floor of $0.0001. Total debt discounts related to the beneficial conversion features of $276,000 and $6,000 for issuance costs were recorded and are being amortized over the life of the notes. During the six months ended June 30, 2021, the Company issued 156,438,271 shares of its common stock upon the conversion of $310,200 and $40,186, respectively, in note principal and accrued interest. As of December 31, 2021, the principal balance on these notes was $0, and all discounts were fully amortized.

On April 9, 2021, the Company issued 36,000,000 shares of its common stock upon the conversion of $186,736 and $62,302, respectively, in note principal and accrued interest to settle all outstanding balances with the lender. In connection with the settlement, the Company agreed to issue 15,000,000 common stock purchase warrants with a cashless exercise price of $0.0125. The warrants expire on December 31, 2021. The Company allocated an aggregate fair value of $224,812 to the stock warrants and recorded a loss on the extinguishment of debt. The Company estimated the fair value of this the warrant warrants at date of grant using the Black-Scholes option pricing model using the following inputs: (i) stock price on the date of grant of $0.0158, (ii) the contractual term of the warrant of 0.7 years, (iii) a risk-free interest rate of 0.35% and (iv) an expected volatility of the price of the underlying common stock of 440.5%. As of December 31, 2021 the 15,000,000 warrants expired.

On January 19, 2021, the Company issued to one noteholder a $270,000 convertible promissory note. The note bears interest at 8.0% per annum and matures on January 19, 2025. After six months from issuance, the note is convertible at the option of the holder at a 50% discount to the lowest traded price of the Company’s common stock over the previous 20 days. The note’s conversion rate has a floor of $0.0001.

On May 7, 2021, the Company repaid $270,000 in note principal and $6,391 in accrued interest to the holder. As of December 31, 2021, the principal balance on the note was $0.